Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Contingent Rental Income Associated with PPAs	$ 194	$ 105	$ 33
Interest Costs Capitalized	0	18	31
Income Taxes, Threshold Percentage	50.00%
Asset Retirement Obligation	$ 27	$ 9